Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Mar. 18, 2016	Dec. 31, 2015	Oct. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 9,099		$ 7,416
Unamortized debt discounts and issuance costs	[1]	(120)		(207)
Total debt		8,979		7,209
Less: Current maturities, including unamortized discounts, net		201		80
Total Long-term debt		8,778		7,129
Write off of debt issuance costs		94
Forward Capacity Agreement
Debt Instrument [Line Items]
Long-term debt			$ 219
Dynegy, Inc | Equipment Financing Agreements
Debt Instrument [Line Items]
Total debt		$ 73
Genco | 7.00% Senior Notes Series H, due 2018
Debt Instrument [Line Items]
Interest rate, stated percentage		7.00%
Genco | 6.30% Senior Notes Series I, due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage		6.30%
Genco | 7.95% Senior Notes Series F, due 2032
Debt Instrument [Line Items]
Interest rate, stated percentage		7.95%
Secured Obligations: | Dynegy, Inc
Debt Instrument [Line Items]
Long-term debt		$ 2,572		916
Secured Obligations: | Dynegy, Inc | Tranche B-2 Term Loan, due 2020
Debt Instrument [Line Items]
Long-term debt		224		780
Secured Obligations: | Dynegy, Inc | Term Loan, Tranche C, Due 2023
Debt Instrument [Line Items]
Long-term debt	[2]	2,000		0
Secured Obligations: | Dynegy, Inc | Revolving Facility
Debt Instrument [Line Items]
Long-term debt		0		0
Secured Obligations: | Dynegy, Inc | Forward Capacity Agreement
Debt Instrument [Line Items]
Long-term debt		219		0
Secured Obligations: | Dynegy, Inc | Inventory Financing Agreements
Debt Instrument [Line Items]
Long-term debt		129		136
Unsecured Obligations: | Dynegy, Inc
Debt Instrument [Line Items]
Long-term debt		$ 6,527		5,675
Unsecured Obligations: | Dynegy, Inc | TEU's 7.00% Amortizing Notes, Due 2019
Debt Instrument [Line Items]
Interest rate, stated percentage		7.00%
Long-term debt		$ 80		0
Unsecured Obligations: | Dynegy, Inc | Dynegy Senior Notes
Debt Instrument [Line Items]
Long-term debt		$ 5,600			$ 5,100
Unsecured Obligations: | Dynegy, Inc | 6.75% Senior Notes, due 2019
Debt Instrument [Line Items]
Interest rate, stated percentage		6.75%
Long-term debt		$ 2,100		2,100
Unsecured Obligations: | Dynegy, Inc | 7.375% Senior Notes, due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage		7.375%
Long-term debt		$ 1,750		1,750
Unsecured Obligations: | Dynegy, Inc | 5.875% Senior Notes, due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage		5.875%
Long-term debt		$ 500		500
Unsecured Obligations: | Dynegy, Inc | 7.625% Senior Notes, due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage		7.625%
Long-term debt		$ 1,250		1,250
Unsecured Obligations: | Dynegy, Inc | 8.00% Senior Notes, due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage		8.00%
Long-term debt	[3]	$ 750		0
Unsecured Obligations: | Dynegy, Inc | Equipment Financing Agreements
Debt Instrument [Line Items]
Long-term debt		$ 97		75
Unsecured Obligations: | Dynegy, Inc | 7.95% Senior Notes Series F, due 2032
Debt Instrument [Line Items]
Interest rate, stated percentage		7.95%
Unsecured Obligations: | Genco
Debt Instrument [Line Items]
Long-term debt	[4]	$ 0		825
Unamortized premiums and discounts				111
Unsecured Obligations: | Genco | 7.00% Senior Notes Series H, due 2018
Debt Instrument [Line Items]
Interest rate, stated percentage		7.00%
Long-term debt	[4]	$ 0		300
Unsecured Obligations: | Genco | 6.30% Senior Notes Series I, due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage		6.30%
Long-term debt	[4]	$ 0		250
Unsecured Obligations: | Genco | 7.95% Senior Notes Series F, due 2032
Debt Instrument [Line Items]
Long-term debt	[4]	0		275
Secured and Unsecured Debt | Dynegy, Inc
Debt Instrument [Line Items]
Long-term debt		$ 9,099		$ 6,591

[1]	Includes $111 million of unamortized debt discounts as of December 31, 2015 relating to the Genco unsecured obligations
[2]	At December 31, 2016, the escrowed term loan, under the Finance IV Credit Agreement, was secured by first-priority liens on amounts in the applicable escrow account which was classified as long-term Restricted cash in our consolidated balance sheet. Upon the close of the Delta Transaction, this debt obligation became Dynegy Inc.’s secured obligation. Please read Finance IV Credit Agreement below for further discussion.
[3]	The $750 million, 8 percent unsecured senior notes (the “2025 Senior Notes”) do not provide registration rights but otherwise have terms and provisions similar to our approximately $5.6 billion in senior notes (“Dynegy Senior Notes”).
[4]	On December 9, 2016, Genco filed a prepackaged plan of reorganization Chapter 11 Case (the “Chapter 11 Case”). As a result, we reclassified the Genco unsecured obligations as Liabilities subject to compromise in our December 31, 2016 consolidated balance sheet. Additionally, we wrote off approximately $94 million of remaining unamortized debt discount. See Note 22—Genco Chapter 11 Bankruptcy for further discussion.